Discontinued Operations - Schedule of Balance Sheet of the Company’s Discontinued Operations (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash			$ 237,542
Accounts receivable		1,623,936	7,894,862
Contract assets
Prepaid expenses and deposits			151,369
Current assets of discontinued operations		1,623,936	8,283,773
Noncurrent assets:
Property and Equipment, net			5,338
Goodwill			1,841,040
Intangible assets, net of accumulated amortization of $752,865			5,692,473
Operating lease right-of-use assets			18,370
Noncurrent assets of discontinued operations			7,557,221
Current liabilities:
Accounts payable and accrued liabilities		1,227,529	2,308,881
Contract liabilities		301,757
Current portion of loans payable			5,729
Factor financing			3,689,593
Current portion of operating lease liabilities			19,356
Current liabilities of discontinued operations	$ 505,782	1,529,286
Noncurrent liabilities:
Loans payable, net of current portion			152,102
Noncurrent liabilities of discontinued operations			152,102
Previously Reported [Member]
Noncurrent assets:
Goodwill		1,732,431
Current liabilities:
Contract liabilities		219,962	1,531,642
Current liabilities of discontinued operations		$ 1,447,491	$ 7,555,201